Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Loss for the year	£ (23,085)	£ (6,049)	£ (5,332)
Adjustments for:
Income tax credit	(2,401)	(2,116)	(1,176)
Amortization and depreciation	194	101	44
Finance income	(208)	(283)	(406)
Share-based payments	11,731	1,132	785
Initial public offering (IPO) related expenses	1,794
Net foreign exchange losses	1,584
Cash flows from (used in) operations before changes in working capital	(10,391)	(7,215)	(6,085)
Movements in working capital:
Decrease (increase) in prepayments, accrued income and other receivables	458	(3,404)	36
Increase in trade payables	392	220	133
Increase in payroll taxes, social security and accrued expenditure	551	33	418
Movements in working capital	1,401	(3,151)	587
Cash used in operations	(8,990)	(10,366)	(5,498)
Corporation tax	282	1,102	1,031
Net cash used in operating activities	(8,708)	(9,264)	(4,467)
Cash flows from investing activities
Interest received	162	410	290
Payments for office and computer equipment	(370)	(15)	(6)
Payments for intangible assets	(725)	(539)	(390)
Proceeds from (investment in) short-term deposits		15,075	(75)
Net cash (used in) provided by investing activities	(933)	14,931	(181)
Cash flows from financing activities
Proceeds from issue of share capital	79,834
IPO related expenses from issue of share capital - included in share premium	(413)
IPO related expenses included in statement of operations	(1,794)
Proceeds from issue of share capital - exercise of share options	120	200
Net cash from financing activities	77,747	200
Net increase (decrease) in cash and cash equivalents	68,106	5,867	(4,648)
Cash and cash equivalents at beginning of year	19,990	14,112	18,761
Foreign currency translation differences	(1,393)	11	(1)
Cash and cash equivalents at end of year	£ 86,703	£ 19,990	£ 14,112